UNAUDITED QUARTERLY RESULTS	12 Months Ended
Dec. 31, 2011
UNAUDITED QUARTERLY RESULTS
UNAUDITED QUARTERLY RESULTS

NOTE 22:                                      UNAUDITED QUARTERLY RESULTS

Unaudited quarterly financial information for 2011 and 2010 is set forth in the table below. Certain amounts related to the first two quarters of 2011 and 2010 have been revised from those previously reported in the Company’s quarterly reports on Form 10-Q in order to present the global MEXX business, the MONET concessions in Europe and the results of KENSIE and MAC & JAC as discontinued operations. Certain amounts related to the third quarters of 2011 and 2010 have been revised from those previously reported in the Company’s quarterly report on Form 10-Q in order to present the remaining MONET concessions in Europe and the results of KENSIE and MAC & JAC as discontinued operations.

	March		June		September		December
	2011	2010	2011	2010	2011	2010	2011	2010
In thousands, except per share data
Net sales	$330,682	$385,495	$360,283	$359,018	$380,693	$419,857	$447,063	$458,865
Gross profit	176,395	172,724	185,668	171,530	206,837	210,900	240,491	236,142
(Loss) income from continuing operations	(53,057)(c)	(25,422)(d)	(53,824)(e)	(47,414)(f)	7,003(g)	(40,744)(h)	244,626(i)	14,218(j)
Loss from discontinued operations, net of income taxes	(43,288)	(46,616)	(36,072)	(39,785)	(221,637)	(22,060)	(15,438)	(44,486)
Net (loss) income	(96,345)	(72,038)	(89,896)	(87,199)	(214,634)	(62,804)	229,188	(30,268)
Net (loss) income attributable to Fifth & Pacific Companies, Inc.	$(96,345)	$(71,780)	$(89,896)	$(86,844)	$(214,634)	$(62,694)	$229,188	$(30,149)
Basic earnings per share:(a)
(Loss) income from continuing operations attributable to Fifth & Pacific Companies, Inc.	$(0.56)	$(0.27)	$(0.57)	$(0.50)	$0.07	$(0.43)	$2.57	$0.15
Loss from discontinued operations	(0.46)	(0.49)	(0.38)	(0.42)	(2.34)	(0.24)	(0.17)	(0.47)
Net (loss) income attributable to Fifth & Pacific Companies, Inc.	$(1.02)	$(0.76)	$(0.95)	$(0.92)	$(2.27)	$(0.67)	$2.40	$(0.32)
Diluted earnings per share:(a)(b)
(Loss) income from continuing operations attributable to Fifth & Pacific Companies, Inc.	$(0.56)	$(0.27)	$(0.57)	$(0.50)	$0.07	$(0.43)	$2.04	$0.13
Loss from discontinued operations	(0.46)	(0.49)	(0.38)	(0.42)	(2.34)	(0.24)	(0.13)	(0.41)
Net (loss) income attributable to Fifth & Pacific Companies, Inc.	$(1.02)	$(0.76)	$(0.95)	$(0.92)	$(2.27)	$(0.67)	$1.91	$(0.28)

(a)

Because the Company incurred a loss from continuing operations in the first two quarters of 2011 and first three quarters 2010, outstanding stock options, nonvested shares and potentially dilutive shares issuable upon conversion of the Convertible Notes are antidilutive for such periods. Accordingly, basic and diluted weighted average shares outstanding are equal for such periods.

(b)

Interest expense of $2.3 million and approximately 24.5 million shares issuable upon conversion of the Convertible Notes for the fourth quarter of 2011 and 12.2 million shares issuable upon conversion of the Convertible Notes for the fourth quarter of 2010 were considered dilutive and were included in the computation of dilutive income (loss) per share. Interest expense of $2.3 million and 25.2 million shares issuable upon conversion of the Convertible Notes in the third quarter of 2011 were considered antidilutive and were excluded from the computation of dilutive income (loss) per share.

(c)	Included pretax expenses related to streamlining initiatives of $3.7 million.

(d)	Included pretax expenses related to streamlining initiatives of $12.6 million.

(e)	Included pretax expenses related to streamlining initiatives of $34.2 million.

(f)

Included pretax expenses related to streamlining initiatives of $26.5 million (excluding a non-cash impairment charge of $0.4 million related to LIZ CLAIBORNE merchandising rights) and a non-cash impairment charge of $2.6 million related to other intangible assets.

(g)

Included (i) a pretax gain of $15.6 million on the sale of the former Curve fragrance brand and selected other smaller fragrance brands and (ii) pretax expenses related to streamlining initiatives of $11.7 million.

(h)	Included pretax expenses related to streamlining initiatives of $15.4 million.

(i)

Included (i) a pretax gain of $271.4 million on the sales of the global trademark rights for the LIZ CLAIBORNE family of brands, the trademark rights in the US and Puerto Rico for MONET and the DANA BUCHMAN trademark and (ii) pretax expenses related to streamlining initiatives of $40.0 million (excluding a non-cash impairment charge of $0.6 million related to former licensed DKNY® Jeans merchandising rights).

(j)	Included pretax expenses related to streamlining initiatives of $6.7 million.